Related Party Transactions - Net Contributions from Parent are Included within Net Parent Investment (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Net contribution from H-D	$ 79,922	$ 79,922	$ 86,279	$ 57,562
Settlement of notes payable to related party and accrued interest	(21,610)		0	0
Transfer of assets to H-D	568		0	0
Net change in unbenefited losses remaining with H-D	0		0	(1,198)
Stock compensation expense	171	(394)	(786)	(188)
Transfers from Parent (Note 16)	$ 59,051	$ 59,051	$ 85,493	$ 56,176